Income taxes - Unrecognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognized deferred tax assets
Temporary differences	€ 1,879	€ 2,214
Tax losses carried forward	18,449	18,706
Tax credits	37	32
Total unrecognized	€ 20,365	20,952
FRANCE
Unrecognized deferred tax assets
Statutory limitation on use of unrecognized deferred tax assets against future tax liabilities, as a percent of annual taxable profits	50.00%
FINLAND
Unrecognized deferred tax assets
Recognized deferred tax asset	€ 2,500	2,200
UNITED STATES
Unrecognized deferred tax assets
Recognized deferred tax asset	€ 1,000	€ 2,500